Liquidity and Financial Condition (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 23, 2022	Dec. 31, 2021
Liquidity and Financial Condition (Details) [Line Items]
Company cash		$ 1.9
Working capital		1.4
Accumulated deficit		$ 6.0
IPO [Member] | Subsequent Event [Member]
Liquidity and Financial Condition (Details) [Line Items]
Net proceeds	$ 17.2